CONVERTIBLE NOTES (Tables)	3 Months Ended
Nov. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [Table Text Block]
Convertible Note balance August 31, 2019	$16,075
Interest payments	(1,374)
Accretion and interest incurred during the year	2,668
Gain on embedded derivatives during the year ended August 31, 2020	(157)
Convertible Note balance August 31, 2020	$17,212
Accretion and interest incurred during the period	706
Loss on embedded derivatives during the quarter ended November 30, 2020	8
Convertible Note balance November 30, 2020	$17,926